Income Taxes - Tax Credits (Detail) - Research and Development. - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Tax Credits
Tax credit carryforwards	$ 1,441	$ 985
State
Tax Credits
Tax credit carryforwards	$ 267